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Ms. Pamela M. Krill
Associate General Counsel
Office of General Counsel
Phone:  608/231-8365
Fax:    608/236-8365
E-mail: pam.krill@cunamutual.com

                               September 25, 2007

VIA EDGAR AND EMAIL (foxj@sec.gov)

Mr. Jason Fox
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

     Re: Ultra Series Fund
         File Nos. 002-87775 and 811-04815

Dear Mr. Fox:

          The purpose of this letter is to respond to oral comments received from you on Wednesday, September 19, 2007, regarding the December 31, 2006 Form N-CSR filing for the Ultra Series Fund (the "Trust"), filed via EDGAR on February 27, 2007.

          The Trust understands that: (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the "SEC") from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

          Your comments and our responses are set forth below.

     1.   Correct the 1940 Act Number on the Facing Page of Form N-CSR

          Comment: You requested that we change the 1940 Act number on the facing page of the Form N-CSR to reflect the Trust's correct number.

          Response: The Trust has corrected the 1940 Act number to 811-04815.

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     2.   Exhibit 12(a) - Code of Ethics

          Comment: You requested that the Trust file the correct Code of Ethics.

          Response: The Code of Ethics has been filed accordingly.

     3.   Exhibit 12(b) - Certification of President and Treasurer

          Comment: You requested that the Section 302 certifications be revised to comply with the current Form N-CSR requirements.

          Response: The certfiication pages have been revised and filed accordingly.

                                   * * * * * *

          We hope that you find these responses satisfactory. Please do not hesitate to contact the undersigned at (608) 231-8365 if you have any comments or questions regarding the above responses.

                                        Sincerely,


                                        /s/ Pamela M. Krill
                                        ----------------------------------------
                                        Pamela M. Krill

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